EXPLORATION AND EVALUATION ASSETS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Beginning, Balance	$ 11,053,000	$ 10,052,000
Acquisition Costs	33,449,000
Drilling And Exploration	123,000	1,047,000
Assessments And Taxes	71,000	68,000
Effect Of Movements In Exchange Rates	14,000	3,000
Option Income	(25,000)	(117,000)
Ending, Balance	44,685,000	11,053,000
Avino, Mexico [Member]
Statement [Line Items]
Drilling And Exploration	123,000	1,047,000
Assessments And Taxes	71,000	68,000
Effect Of Movements In Exchange Rates	14,000	3,000
Option Income	(25,000)	(117,000)
Beginning Balance	11,052,000	10,051,000
Ending Balance	11,235,000	11,052,000
La Preciosa, Mexico [Member]
Statement [Line Items]
Acquisition Costs	33,449,000
Drilling And Exploration	0	0
Assessments And Taxes	0	0
Effect Of Movements In Exchange Rates	0	0
Option Income	0	0
Beginning Balance	0	0
Ending Balance	33,449,000	0
British Columbia & Yukon, Canada [Member]
Statement [Line Items]
Drilling And Exploration	0	0
Assessments And Taxes	0	0
Effect Of Movements In Exchange Rates	0	0
Option Income	0	0
Beginning Balance	1,000	1,000
Ending Balance	$ 1,000	$ 1,000